As filed with the U.S. Securities and Exchange Commission on September 15, 2017

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 1,818	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,818	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(September 15, 2017)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares Cohen & Steers REIT ETF

iShares Core Dividend Growth ETF

iShares Core High Dividend ETF

iShares Core U.S. REIT ETF

iShares Dow Jones U.S. ETF

iShares Europe Developed Real Estate ETF

iShares Global REIT ETF

iShares Human Rights ETF

iShares International Developed Real Estate ETF

iShares International Select Dividend ETF

iShares Morningstar Large-Cap ETF

iShares Morningstar Large-Cap Growth ETF

iShares Morningstar Large-Cap Value ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares Select Dividend ETF

iShares Transportation Average ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Goods ETF

iShares U.S. Consumer Services ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Utilities ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,818 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of September, 2017.

iSHARES TRUST

By:
Martin Small*
President
Date: September 14, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,818 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Mark K. Wiedman*
Trustee
Date: September 14, 2017

John E. Martinez*
Trustee
Date: September 14, 2017

Cecilia H. Herbert*
Trustee
Date: September 14, 2017

Charles A. Hurty*
Trustee
Date: September 14, 2017

John E. Kerrigan*
Trustee
Date: September 14, 2017

Robert S. Kapito*
Trustee
Date: September 14, 2017

Madhav V. Rajan*
Trustee
Date: September 14, 2017

Jane D. Carlin*
Trustee
Date: September 14, 2017

Drew E. Lawton**
Trustee
Date: September 14, 2017

Richard L. Fagnani**
Trustee
Date: September 14, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer
Date: September 14, 2017

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: September 14, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed on June 27, 2017.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase